Inventories (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished products	[1]	$ 702	$ 251
Inventory, net		$ 702	$ 251

[1]	Including inventory delivered to customers but for which revenue recognition criteria have not been met in the amount of $486 and $35 as of June 30, 2019 and December 31, 2018, respectively.